Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Retailing Portfolio

May 31, 2021

RET-QTLY-0721
1.802188.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Entertainment - 0.4%
Movies & Entertainment - 0.4%
Cinemark Holdings, Inc. (a)(b)	765,300	$17,341,698
Food & Staples Retailing - 4.1%
Food Distributors - 2.0%
Performance Food Group Co. (a)	737,536	36,972,680
U.S. Foods Holding Corp. (a)	1,372,600	53,449,044
		90,421,724
Hypermarkets & Super Centers - 2.1%
BJ's Wholesale Club Holdings, Inc. (a)(b)	1,635,340	73,246,879
Costco Wholesale Corp.	48,600	18,383,922
		91,630,801

TOTAL FOOD & STAPLES RETAILING		182,052,525

Hotels, Restaurants & Leisure - 4.1%
Casinos & Gaming - 1.5%
Caesars Entertainment, Inc. (a)	641,900	68,972,155
Hotels, Resorts & Cruise Lines - 2.6%
Marriott International, Inc. Class A (a)	462,300	66,377,034
The Booking Holdings, Inc. (a)	20,860	49,261,933
		115,638,967

TOTAL HOTELS, RESTAURANTS & LEISURE		184,611,122

Interactive Media & Services - 1.6%
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (a)	15,900	37,473,915
Facebook, Inc. Class A (a)	103,300	33,957,809
		71,431,724
Internet & Direct Marketing Retail - 29.6%
Internet & Direct Marketing Retail - 29.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	100,300	21,460,188
Amazon.com, Inc. (a)	246,730	795,228,062
Chewy, Inc. (a)(b)	574,900	42,324,138
Deliveroo Holdings PLC	200,000	642,194
eBay, Inc.	1,973,300	120,134,504
Farfetch Ltd. Class A (a)	2,900,600	134,384,798
Global-e Online Ltd. (a)	34,200	1,123,812
MercadoLibre, Inc. (a)	98,400	133,693,128
The RealReal, Inc. (a)(b)	3,352,215	58,563,196
thredUP, Inc. (a)(b)	50,046	1,180,585
Wayfair LLC Class A (a)	23,100	7,081,074
		1,315,815,679
Multiline Retail - 14.6%
Department Stores - 3.4%
Kohl's Corp.	1,724,700	95,703,603
Nordstrom, Inc. (a)(b)	1,617,500	54,250,950
		149,954,553
General Merchandise Stores - 11.2%
Dollar General Corp.	764,900	155,244,104
Dollar Tree, Inc. (a)	831,800	81,100,500
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	569,235	49,204,673
Target Corp.	940,800	213,486,336
		499,035,613

TOTAL MULTILINE RETAIL		648,990,166

Road & Rail - 1.9%
Trucking - 1.9%
Lyft, Inc. (a)	728,000	41,561,520
Uber Technologies, Inc. (a)	845,900	42,997,097
		84,558,617
Software - 1.4%
Application Software - 1.4%
HubSpot, Inc. (a)	48,100	24,260,678
Manhattan Associates, Inc. (a)	272,100	37,000,158
		61,260,836
Specialty Retail - 34.3%
Apparel Retail - 8.8%
American Eagle Outfitters, Inc. (b)	1,806,800	64,014,924
Aritzia LP (a)	683,400	16,829,726
Burlington Stores, Inc. (a)	400,994	129,669,430
MYT Netherlands Parent BV ADR (b)	59,800	1,883,700
Ross Stores, Inc.	892,300	112,777,797
TJX Companies, Inc.	978,100	66,060,874
		391,236,451
Automotive Retail - 2.0%
Camping World Holdings, Inc.	233,596	10,369,326
Carvana Co. Class A (a)(b)	290,700	77,061,663
		87,430,989
Computer & Electronics Retail - 2.2%
Best Buy Co., Inc.	824,800	95,874,752
Home Improvement Retail - 17.2%
Floor & Decor Holdings, Inc. Class A (a)	632,737	62,204,374
Lowe's Companies, Inc.	1,370,300	266,975,549
The Home Depot, Inc.	1,367,000	435,949,970
		765,129,893
Specialty Stores - 4.1%
Five Below, Inc. (a)(b)	337,900	62,214,148
Ulta Beauty, Inc. (a)	348,700	120,427,032
		182,641,180

TOTAL SPECIALTY RETAIL		1,522,313,265

Textiles, Apparel & Luxury Goods - 7.4%
Apparel, Accessories & Luxury Goods - 6.6%
Canada Goose Holdings, Inc. (a)(b)	306,600	12,382,777
Capri Holdings Ltd. (a)	1,349,900	76,552,829
G-III Apparel Group Ltd. (a)(b)	927,628	30,648,829
lululemon athletica, Inc. (a)	82,457	26,644,330
LVMH Moet Hennessy Louis Vuitton SE	42,500	34,043,896
PVH Corp. (a)	508,700	58,408,934
Tapestry, Inc. (a)	1,220,200	54,774,778
		293,456,373
Footwear - 0.8%
Deckers Outdoor Corp. (a)	100,200	33,611,088

TOTAL TEXTILES, APPAREL & LUXURY GOODS		327,067,461

TOTAL COMMON STOCKS
(Cost $2,097,290,351)		4,415,443,093

Money Market Funds - 6.8%
Fidelity Cash Central Fund 0.03% (c)	17,123,434	17,126,858
Fidelity Securities Lending Cash Central Fund 0.03% (c)(d)	283,427,340	283,455,683
TOTAL MONEY MARKET FUNDS
(Cost $300,582,541)		300,582,541
TOTAL INVESTMENT IN SECURITIES - 106.2%
(Cost $2,397,872,892)		4,716,025,634
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(276,213,533)
NET ASSETS - 100%		$4,439,812,101

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,946
Fidelity Securities Lending Cash Central Fund	50,583
Total	$52,529

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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